Segment information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment information	Segment information
We are an agro-industrial company in South America, with operations in Argentina, Brazil and Uruguay. Our businesses encompass agricultural production, industrial processing and the production of critical agricultural inputs. In agriculture, we produce a diversified portfolio of products—including various crops, rice, sugarcane and dairy—supplying both our own industrial operations and third-party clients. Our manufacturing activities include the processing and commercialization of value-added products, such as sugar, ethanol, energy, processed peanuts, rice and dairy products, like UHT milk and powdered milk, among others. In addition, we produce nitrogen-based fertilizers, supporting agricultural productivity in Argentina and South America. We also provide ancillary services such as grain warehousing, conditioning, handling and drying. Furthermore, we opportunistically conduct land sales and/or acquisitions.

According to IFRS 8, operating segments are identified based on the ‘management approach’. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Management Committee. IFRS 8 stipulates external segment reporting based on the Group’s internal organizational and management structure and on internal financial reporting to the CODM.

Following the completion of the acquisition of Profertil S.A. on December 18, 2025 (Note 21), the Group’s Chief Operating Decision Maker (CODM) reassessed and updated the Group’s internal organizational and management structure and the manner in which operating results are reviewed for purposes of assessing performance and allocating resources. As a result of this acquisition, the group defined a new segment, Fertilizers, which includes mainly the manufacturing and commercialization of fertilizers. For the year ended December 31, 2025, the Fertilizers segment includes (i) the consolidation of the results of operations of Profertil for the period from December 18, 2025 (acquisition date) through December 31, 2025 (a 13-day period), and (ii) the results of Profertil recognized under the equity method for the period from December 10, 2025 (date of acquisition of the equity method investment, including in the line “Other operating income, net” ) through December 17, 2025. See Note 21 — Acquisitions / Dispositions – Acquisition of Profertil S.A.

As a result, beginning in December 2025 the Group operates in three operating segments: ‘Sugar,’ Ethanol and Energy,’ ‘Fertilizers”, and ‘Farming,’ and segment information presented in this note is prepared based on the internal reports that are regularly reviewed by the CODM.
•The ‘Sugar, Ethanol and Energy’ business consists of cultivating sugarcane which is processed in our own mills in Brazil, transformed into ethanol, sugar and bioelectricity and then commercialized; in addition to the production of biomethane and other by-products;

•The ‘Fertilizers’ business consists of the production of nitrogen-based fertilizers, primarily urea, at our own industrial facility in Argentina, together with the commercialization of these products through a network of storage facilities spread across the country;

•The ‘Farming’ is further comprised of three reportable segments; Crops, Rice and Dairy:

•The ‘Crops’ Segment consists of planting, harvesting and sale of grains, oilseeds and fibers (including soybeans, corn, wheat, peanuts, cotton and sunflowers, among others), and to a lesser extent the provision of grain warehousing/conditioning and handling and drying services to third parties. Each underlying crop in this segment does not represent a separate operating segment. Management seeks to maximize the use of the land through the cultivation of one or more type of crops. Types and surface amount of crops cultivated may vary from harvest-year to harvest-year depending on several factors, some of them out of the Group’s control. A single manager is responsible for the management of all crops rather than for each individual crop.

•The ‘Rice’ segment, consists of the genetic development of rice seeds in addition to the planting, harvesting, processing and commercialization of rice and other value-added products; and.

•The ‘Dairy’ segment, which consists of the production of raw milk in our own free-stalls, and sale of raw milk and industrialized products, including fluid milk, cheese and powdered milk, among others, which are produced in our own industrial facilities.

As further discussed in Note 32, the Group applies IAS 29 to its operations in Argentina with functional currency Argentine peso. According to IAS 29, for these Argentine subsidiaries, all Argentine Peso-denominated non-monetary items in the statement of financial position are adjusted by applying a general price index from the date they were initially recognized to the end of the reporting period. Likewise, all Argentine Peso-denominated items in the statement of income are expressed in terms of the measuring unit current at the end of the reporting period, consequently, income statement items are adjusted by applying a general price index on a monthly basis from the dates they were initially recognized in the financial statements to the end of the reporting period. This process is called “re-measurement”. Once the re-measurement process is completed, all Argentine Peso denominated accounts are translated into U.S. Dollars, which is our reporting currency, applying the guidelines in IAS 21 “The Effects of Changes in Foreign Exchange Rates”(“IAS 21”). IAS 21 requires that amounts be translated at the closing rate at the date of the most recent statement of financial position. This process is called “translation”. The re-measurement and translation processes are applied on a monthly basis until year-end. Due to these processes, the re-measured and translated results of operations for a given month are subject to change until year-end, affecting comparison and analysis.

However, the internal reporting reviewed by the CODM departs from the application of IAS 29 and IAS 21 re-measurement and translation processes discussed above. For segment reporting purposes, the segment results of Argentine for each reporting period were adjusted for inflation and translated into the reporting currency using the reporting period average exchange rate. The translated amounts were not subsequently re-measured and translated in accordance with the IAS 29 and IAS 21 guidelines. In order to evaluate the segment’s performance, results of operations in Argentina are based on monthly data adjusted for inflation and converted into the monthly US dollar average exchange rate. These converted amounts are not subsequently readjusted and reconverted as described under IAS 29 and IAS 21. It should be noted that this translation methodology for evaluating segment information is the same that the Group uses to translate results of operations from its other subsidiaries from other countries that have not been designated hyperinflationary economies because it allows for a more accurate analysis of the economic performance of its business as a whole. The CODM believes that the exclusion of the re-measurement and translation processes from the segment reporting structure allows for a more useful presentation and facilitates period-to-period comparison and performance analysis.

For all the Group’s segments, the primary operating performance measure is “Profit or Loss from Operations” measured in accordance with the procedure outlined above. Total segment assets and liabilities are measured in a manner consistent with that of the Consolidated Financial Statements. These assets and liabilities are allocated based on the operations of the segment and the physical location of the asset.
The following tables show a reconciliation of the reportable segments information reviewed by our CODM with the reportable segment information measured in accordance with IAS 29 and IAS 21 as per the Consolidated Financial Statements for all years presented. These tables do not include information for the Sugar, Ethanol and Energy reportable segment since this information is not affected by the application of IAS 29 and therefore there is no difference between the information reviewed by our CODM and the information included in the Consolidated Financial Statements:
Segment reconciliation for the year ended December 31, 2025:

	2025
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	247,516	(5,929)	241,587	217,084	(2,868)	214,216	293,289	(9,373)	283,916
Cost of revenue	(237,537)	6,108	(231,429)	(194,193)	2,323	(191,870)	(258,638)	8,361	(250,277)
Initial recognition and changes in fair value of biological assets and agricultural produce	(1,879)	131	(1,748)	17,098	(686)	16,412	23,278	(1,356)	21,922
Loss from changes in net realizable value of agricultural produce after harvest	7,367	(276)	7,091	(25)	(18)	(43)	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	15,467	34	15,501	39,964	(1,249)	38,715	57,929	(2,368)	55,561
General and administrative expenses	(20,785)	991	(19,794)	(21,198)	892	(20,306)	(14,950)	552	(14,398)
Selling expenses	(19,747)	638	(19,109)	(33,137)	1,130	(32,007)	(35,225)	1,079	(34,146)
Other operating income / (expense), net	12,465	(119)	12,346	5,526	(139)	5,387	(107)	(5)	(112)
Profit / (loss) from Operations	(12,600)	1,544	(11,056)	(8,845)	634	(8,211)	7,647	(742)	6,905

Depreciation and amortization	(5,993)	210	(5,783)	(22,384)	597	(21,787)	(17,957)	562	(17,395)
Net loss from Fair value adjustment of investment property	—	—	—	3,366	(54)	3,312	—	—	—
Insurance recovery / Impairment of assets destroyed by fire	11,353	(58)	11,295	—	—	—	—	—	—

	2025
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,445,904	(18,170)	1,427,734
Cost of revenue	—	—	—	(1,195,299)	16,792	(1,178,507)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	97,521	(1,911)	95,610
Loss from changes in net realizable value of agricultural produce after harvest	—	—	—	6,733	(294)	6,439
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	354,859	(3,583)	351,276
General and administrative expenses	(40,149)	1,443	(38,706)	(126,000)	3,878	(122,122)
Selling expenses	(380)	2	(378)	(163,983)	2,849	(161,134)
Other operating income / (expense), net	(256)	7	(249)	26,541	(256)	26,285
Profit / (loss) from Operations	(40,785)	1,452	(39,333)	91,417	2,888	94,305

Depreciation and amortization	(2,043)	69	(1,974)	(200,009)	1,438	(198,571)
Net loss from Fair value adjustment of investment property	—	—	—	3,366	(54)	3,312
Insurance recovery / impairment of assets destroyed by fire	—	—	—	11,353	(58)	11,295
Segment reconciliation for the year ended December 31, 2024:

	2024
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	236,128	13,068	249,196	248,198	12,242	260,440	284,098	17,219	301,317
Cost of revenue	(213,909)	(12,424)	(226,333)	(208,266)	(10,029)	(218,295)	(241,770)	(13,477)	(255,247)
Initial recognition and changes in fair value of biological assets and agricultural produce	28,347	4,703	33,050	45,780	7,656	53,436	14,539	890	15,429
Gain from changes in net realizable value of agricultural produce after harvest	(19,780)	(2,656)	(22,436)	(6,614)	59	(6,555)	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	30,786	2,691	33,477	79,098	9,928	89,026	56,867	4,632	61,499
General and administrative expenses	(18,622)	(1,517)	(20,139)	(17,025)	(1,255)	(18,280)	(11,769)	(918)	(12,687)
Selling expenses	(17,240)	(1,060)	(18,300)	(30,771)	(1,735)	(32,506)	(27,678)	(1,915)	(29,593)
Other operating income / (expense), net	(5,304)	252	(5,052)	(14,052)	(4,288)	(18,340)	4,084	530	4,614
Profit from Operations	(10,380)	366	(10,014)	17,250	2,650	19,900	21,504	2,329	23,833

Depreciation and amortization	(5,698)	(701)	(6,399)	(14,798)	(1,057)	(15,855)	(12,219)	(1,028)	(13,247)
Net gain from Fair value adjustment of investment property	(588)	(50)	(638)	(18,137)	(4,600)	(22,737)	—	—	—
Impairment of assets destroyed by fire	(14,162)	(97)	(14,259)	—	—	—	—	—	—

	2024
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,476,378	42,529	1,518,907
Cost of revenue	—	—	—	(1,162,785)	(35,930)	(1,198,715)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	129,832	13,249	143,081
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	(25,840)	(2,597)	(28,437)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	417,585	17,251	434,836
General and administrative expenses	(25,452)	(2,143)	(27,595)	(98,047)	(5,833)	(103,880)
Selling expenses	736	(15)	721	(148,757)	(4,725)	(153,482)
Other operating income / (expense), net	294	5	299	8,325	(3,501)	4,824
Profit / (loss) from Operations	(24,422)	(2,153)	(26,575)	179,106	3,192	182,298

Depreciation and amortization	(1,523)	(127)	(1,650)	(223,244)	(2,913)	(226,157)
Net gain from Fair value adjustment of investment property	—	—	—	(18,725)	(4,650)	(23,375)
Impairment of assets destroyed by fire	—	—	—	(14,162)	(97)	(14,259)
Segment reconciliation for the year ended December 31, 2023:

	2023
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	216,912	(50,659)	166,253	256,347	(26,155)	230,192	246,875	(66,756)	180,119
Cost of revenue	(188,954)	45,075	(143,879)	(178,322)	8,064	(170,258)	(209,362)	54,889	(154,473)
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,862)	(5,465)	(10,327)	(2,488)	(1,813)	(4,301)	14,086	(6,036)	8,050
Loss from changes in net realizable value of agricultural produce after harvest	2,730	(736)	1,994	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	25,826	(11,785)	14,041	75,537	(19,904)	55,633	51,599	(17,903)	33,696
General and administrative expenses	(14,779)	4,866	(9,913)	(15,709)	4,436	(11,273)	(10,411)	3,456	(6,955)
Selling expenses	(22,450)	6,336	(16,114)	(33,407)	6,958	(26,449)	(25,488)	8,312	(17,176)
Other operating income / (expense), net	20,006	(4,721)	15,285	7,470	(252)	7,218	1,872	(960)	912
Profit from Operations	8,603	(5,304)	3,299	33,891	(8,762)	25,129	17,572	(7,095)	10,477

Depreciation and amortization	(8,330)	2,909	(5,421)	(15,154)	4,342	(10,812)	(10,913)	3,852	(7,061)
Net loss from Fair value adjustment of investment property	10,199	(650)	9,549	1,176	(105)	1,071	—	—	—

	2023
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,442,441	(143,570)	1,298,871
Cost of revenue	—	—	—	(1,081,208)	108,028	(973,180)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	101,172	(13,314)	87,858
Loss from changes in net realizable value of agricultural produce after harvest	—	—	—	2,574	(736)	1,838
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	464,979	(49,592)	415,387
General and administrative expenses	(23,061)	6,473	(16,588)	(89,551)	19,231	(70,320)
Selling expenses	(305)	107	(198)	(150,805)	21,713	(129,092)
Other operating income / (expense), net	(309)	21	(288)	31,502	(5,912)	25,590
Profit / (loss) from Operations	(23,675)	6,601	(17,074)	256,125	(14,560)	241,565

Depreciation and amortization	(1,275)	454	(821)	(211,575)	11,557	(200,018)
Net loss from Fair value adjustment of investment property	—	—	—	11,375	(755)	10,620
The following table presents information with respect to the Group’s reportable segments. Certain other activities of a holding function nature not allocable to the segments are disclosed in the column ‘Corporate’

Segment analysis for the year ended December 31, 2025:

	Sugar, Ethanol and Energy	Fertilizers	Farming				Corporate	Total
			Crops	Rice	Dairy	Farming subtotal
Revenue	656,868	31,147	247,516	217,084	293,289	757,889	—	1,445,904
Cost of revenue	(482,747)	(22,184)	(237,537)	(194,193)	(258,638)	(690,368)	—	(1,195,299)
Initial recognition and changes in fair value of biological assets and agricultural produce	59,024	—	(1,879)	17,098	23,278	38,497	—	97,521
Changes in net realizable value of agricultural produce after harvest	(609)	—	7,367	(25)	—	7,342	—	6,733
Margin on manufacturing and agricultural activities before operating expenses	232,536	8,963	15,467	39,964	57,929	113,360	—	354,859
General and administrative expenses	(27,152)	(1,766)	(20,785)	(21,198)	(14,950)	(56,933)	(40,149)	(126,000)
Selling expenses	(71,988)	(3,506)	(19,747)	(33,137)	(35,225)	(88,109)	(380)	(163,983)
Other operating income / (expense), net	(*) 9,432	(519)	12,465	5,526	(107)	17,884	(256)	26,541
Profit / (loss) from operations	142,828	3,172	(12,600)	(8,845)	7,647	(13,798)	(40,785)	91,417

Depreciation and amortization	(148,710)	(2,922)	(5,993)	(22,384)	(17,957)	(46,334)	(2,043)	(200,009)
Net loss from Fair value adjustment of investment property	—	—	—	3,366	—	3,366	—	3,366
Insurance recovery / impairment of assets destroyed by fire	—	—	11,353	—	—	11,353	—	11,353

Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	26,822	—	(1,662)	5,629	(21,710)	(17,743)	—	9,079
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	32,202	—	(217)	11,469	44,988	56,240	—	88,442
Changes in net realizable value of agricultural produce after harvest (unrealized)	—	—	876	—	—	876	—	876
Changes in net realizable value of agricultural produce after harvest (realized)	(609)	—	6,491	(25)	—	6,466	—	5,857

Farmlands and farmland improvements, net	88,896	—	433,871	215,469	2,323	651,663	—	740,559
Machinery, equipment and other fixed assets, net	245,119	1,218,881	56,169	77,081	121,361	254,611	—	1,718,611
Bearer plants, net	413,604	—	1,232	—	—	1,232	—	414,836
Work in progress	25,622	83,717	2,001	14,383	10,622	27,006	—	136,345
Right of use assets	352,466	9,208	16,137	10,153	498	26,788	531	388,993
Investment property	—	—	—	24,037	—	24,037	—	24,037
Goodwill	3,969	208,204	9,701	5,896	—	15,597	—	227,770
Biological assets	127,347	—	62,931	83,719	40,747	187,397	—	314,744
Finished goods	61,457	33,416	38,211	18,740	18,421	75,372	—	170,245
Raw materials, stocks held by third parties and others	24,120	5,983	53,465	43,068	9,390	105,923	—	136,026
Total segment assets	1,342,600	1,559,409	673,718	492,546	203,362	1,369,626	531	4,272,166
Borrowings	570,737	305,100	62,311	25,569	117,891	205,771	511,401	1,593,009
Lease liabilities	324,888	9,895	15,406	5,181	531	21,118	701	356,602
Total segment liabilities	895,625	314,995	77,717	30,750	118,422	226,889	512,102	1,949,611

(*) This amount includes US$ 2.2 million related to tax credits resulting from a judicial decision regarding the exclusion of ICMS from the calculation base for PIS and COFINS, as well as US$ 3.9 million related to federal grant credits.
Segment analysis for the year ended December 31, 2024

	Sugar, Ethanol and Energy	Farming				Corporate	Total
		Crops	Rice	Dairy	Farming subtotal
Revenue	707,954	236,128	248,198	284,098	768,424	—	1,476,378
Cost of revenue	(498,840)	(213,909)	(208,266)	(241,770)	(663,945)	—	(1,162,785)
Initial recognition and changes in fair value of biological assets and agricultural produce	41,166	28,347	45,780	14,539	88,666	—	129,832
Changes in net realizable value of agricultural produce after harvest	554	(19,780)	(6,614)	—	(26,394)	—	(25,840)
Margin on manufacturing and agricultural activities before operating expenses	250,834	30,786	79,098	56,867	166,751	—	417,585
General and administrative expenses	(25,179)	(18,622)	(17,025)	(11,769)	(47,416)	(25,452)	(98,047)
Selling expenses	(73,804)	(17,240)	(30,771)	(27,678)	(75,689)	736	(148,757)
Other operating income / (expense), net	(*) 23,303	(5,304)	(14,052)	4,084	(15,272)	294	8,325
Profit / (loss) from operations	175,154	(10,380)	17,250	21,504	28,374	(24,422)	179,106

Depreciation and amortization	(189,006)	(5,698)	(14,798)	(12,219)	(32,715)	(1,523)	(223,244)
Net gain from Fair value adjustment of investment property	—	(588)	(18,137)	—	(18,725)	—	(18,725)
Reverse of revaluation surplus derived from the disposals of assets before taxes	—	9,024	—	—	9,024	—	9,024
Impairment of assets destroyed by fire	—	(14,162)	—	—	(14,162)	—	(14,162)

Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(23,937)	10,197	18,669	(30,487)	(1,621)	—	(25,558)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	65,103	18,150	27,111	45,026	90,287	—	155,390
Changes in net realizable value of agricultural produce after harvest (unrealized)	—	(775)	(6,552)	—	(7,327)	—	(7,327)
Changes in net realizable value of agricultural produce after harvest (realized)	554	(19,005)	(62)	—	(19,067)	—	(18,513)

Farmlands and farmland improvements, net	80,357	432,826	176,516	2,454	611,796	—	692,153
Machinery, equipment and other fixed assets, net	203,679	41,770	112,849	143,640	298,259	—	501,938
Bearer plants, net	326,278	1,292	—	—	1,292	—	327,570
Work in progress	16,175	468	6,276	4,009	10,753	—	26,928
Right of use assets	336,521	20,850	15,234	474	36,558	767	373,846
Investment property	—	28,193	5,349	—	33,542	—	33,542
Goodwill	3,526	10,397	6,319	—	16,716	—	20,242
Biological assets	69,620	79,363	102,098	42,864	224,325	—	293,945
Finished goods	94,633	40,345	32,623	20,553	93,521	—	188,154
Raw materials, stocks held by third parties and others	21,865	44,809	18,446	16,390	79,645	—	101,510
Total segment assets	1,152,654	700,313	475,710	230,384	1,406,407	767	2,559,828
Borrowings	532,230	36,573	15,270	69,199	121,042	126,284	779,556
Lease liabilities	310,769	17,385	12,549	538	30,472	789	342,030
Total segment liabilities	842,999	53,958	27,819	69,737	151,514	127,073	1,121,586
(*) This amount includes US$ 11.3 million related to tax credits resulting from a judicial decision regarding the exclusion of ICMS from the calculation base for PIS and COFINS, as well as US$ 8.1 million related to federal grant credits.
Segment analysis for the year ended December 31, 2023

	Sugar, Ethanol and Energy	Farming				Corporate	Total
		Crops	Rice	Dairy	Farming subtotal
Revenue	722,307	216,912	256,347	246,875	720,134	—	1,442,441
Cost of revenue	(504,570)	(188,954)	(178,322)	(209,362)	(576,638)	—	(1,081,208)
Initial recognition and changes in fair value of biological assets and agricultural produce	94,436	(4,862)	(2,488)	14,086	6,736	—	101,172
Changes in net realizable value of agricultural produce after harvest	(156)	2,730	—	—	2,730	—	2,574
Margin on manufacturing and agricultural activities before operating expenses	312,017	25,826	75,537	51,599	152,962	—	464,979
General and administrative expenses	(25,591)	(14,779)	(15,709)	(10,411)	(40,899)	(23,061)	(89,551)
Selling expenses	(69,155)	(22,450)	(33,407)	(25,488)	(81,345)	(305)	(150,805)
Other operating income / (expense), net	2,463	20,006	7,470	1,872	29,348	(309)	31,502
Profit / (loss) from operations	219,734	8,603	33,891	17,572	60,066	(23,675)	256,125

Depreciation and amortization	(175,903)	(8,330)	(15,154)	(10,913)	(34,397)	(1,275)	(211,575)
Net loss from Fair value adjustment of investment property	—	10,199	1,176	—	11,375	—	11,375
Reverse of revaluation surplus derived from the disposals of assets before taxes	—	20,245	—	—	20,245	—	20,245
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(15,393)	4,171	(1,002)	(12,655)	(9,486)	—	(24,879)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	109,829	(9,033)	(1,486)	26,741	16,222	—	126,051
Changes in net realizable value of agricultural produce after harvest (unrealized)	—	2,599	—	—	2,599	—	2,599
Changes in net realizable value of agricultural produce after harvest (realized)	(156)	131	—	—	131	—	(25)

Total reportable segments’ assets and liabilities are reconciled to total assets as per the statement of financial position as follows:

	2025	2024
Total reportable assets as per segment information	4,272,166	2,559,828
Intangible assets (excluding goodwill)	26,105	16,989
Deferred income tax assets	23,722	15,507
Trade and other receivables	447,239	251,866
Other assets	3,459	3,761
Derivative financial instruments	3,131	9,596
Short-term investment	89,826	46,097
Cash and cash equivalents	383,150	211,244
Total assets as per the statement of financial position	5,248,798	3,114,888

	2025	2024
Total reportable liabilities as per segment information	1,949,611	1,121,586
Trade and other payables	673,860	207,674
Deferred income tax liabilities	728,634	330,336
Payroll and social liabilities	39,349	34,189
Provisions for other liabilities	27,738	3,752
Current income tax liabilities	31,921	3,471
Derivative financial instruments	5,394	5,779
Total liabilities as per the statement of financial position	3,456,507	1,706,787
.
Non-current assets and revenues and fair value gains and losses are shown by geographic region. These are the regions in which the Group is active: Argentina, Brazil, Uruguay and others.

As of and for the year ended December 31, 2025:

	Argentina	Brazil	Uruguay	Chile	Total
Property, plant and equipment	2,219,285	773,241	17,825	—	3,010,351
Investment property	24,037	—	—	—	24,037
Goodwill	223,801	3,969	—	—	227,770
Non-current portion of biological assets	40,488	—	—	—	40,488

Revenue	488,950	516,141	432,894	7,919	1,445,904
Initial recognition and changes in fair value of biological assets and agricultural produce	36,995	59,024	1,502	—	97,521
Changes in net realizable value of agricultural produce after harvest	7,631	(609)	(289)	—	6,733

As of and for the year ended December 31, 2024:

	Argentina	Brazil	Uruguay	Chile	Total
Property, plant and equipment	904,340	626,606	17,643	—	1,548,589
Investment property	33,542	—	—	—	33,542
Goodwill	16,716	3,526	—	—	20,242
Non-current portion of biological assets	43,418	—	—	—	43,418

Revenue	480,662	435,719	551,179	8,818	1,476,378
Initial recognition and changes in fair value of biological assets and agricultural produce	83,400	41,166	5,266	—	129,832
Changes in net realizable value of agricultural produce after harvest	(22,045)	554	(4,349)	—	(25,840)
As of and for the year ended December 31, 2023:

	Argentina	Brazil	Uruguay	Chile	Total
Revenue	402,205	401,051	632,165	7,020	1,442,441
Initial recognition and changes in fair value of biological assets and agricultural produce	6,469	94,436	267	—	101,172
Changes in net realizable value of agricultural produce after harvest	3,341	(156)	(611)	—	2,574